Intangible assets, net (Schedule of Components of Intangible Assets) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Intangible assets, net [Abstract]
Production license	$ 4,578,790	28,779,986	28,779,986
Accumulated amortization	(2,434,965)	(15,304,972)	(11,478,729)
Intangible assets, net (note 10)	$ 2,143,825	13,475,014	17,301,257